INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX EXPENSE AND DEFERRED TAXES
Current income tax expense	$ 45,614,890	$ 55,522,189	$ 35,439,707
Current tax adjustment previous period	(2,284,477)	(735,907)	713,992
Foreign dividends tax withholding expense	2,877,817	6,987,142	4,534,145
Other current tax expense (income)	(114,130)	(47,569)	(425,958)
Current income tax expense	46,094,100	61,725,855	40,261,886
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	83,220	(6,820,456)	20,905,005
Expense (income) for deferred taxes	83,220	(6,820,456)	20,905,005
Total income tax expense	$ 46,177,320	$ 54,905,399	$ 61,166,891